LEASES - Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use assets obtained in exchange for lease liabilities	$ 81,636	$ 61,657
Cash paid for amounts included in the measurement of lease liabilities	$ 44,978	$ 35,321